Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Fair value of the derivative assets and liabilities
Derivative financial instruments, current asset		$ 1,391	$ 4,615	[1]
Derivative financial instruments, non-current asset	[1]		5,116
Derivative asset		1,391	9,731
Derivative financial instruments, current liability		2,183	1,253	[1]
Derivative financial instruments, non-current liability		8,526	3,543	[1]
Derivative liability		10,709	4,796
Financial assets carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative asset		1,391	9,731
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative asset		1,391	9,731
Financial liabilities carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative liability		10,709	4,796
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative liability		10,487	4,218
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Fair value of the derivative assets and liabilities
Derivative liability		$ 222	$ 578

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog Ltd. (“GasLog”) (Note 1).